Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies
Note 2 - Summary of Significant Accounting Policies
Basis of Accounting - The financial statements of the Plan are prepared on the accrual basis of accounting.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Note 2 - Summary of Significant Accounting Policies (Continued)
Investment Valuation and Income Recognition - The Plan's investments are recorded at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 4 for additional information on the fair value measurement methodologies used to value the Plan's assets. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan's gains and losses on investments bought and sold as well as held during the year.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
Notes Receivable From Participants - Notes receivable from participants are recorded at their unpaid principal balances plus any accrued interest. Notes receivable from participants are written off when deemed uncollectible and recognized as a participant distribution. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 and 2024.
Contributions - Contributions from Plan participants and the discretionary contributions from the employer are recorded in the year in which the employee contributions are withheld from compensation.
Payments of Benefits - Benefits are recorded when paid.
Expenses - Certain expenses of maintaining the Plan are paid by the Plan, unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant’s account and are included in administrative expenses. Investment related expenses are included in net appreciation of fair value of investments.
Note 2 - Summary of Significant Accounting Policies (Continued)
Risk and Uncertainties - The Plan invests in various securities including mutual funds, money market funds and Oppenheimer Holdings Inc. common stock. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility.
Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statements of net assets available for Plan benefits.